Income Taxes - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended	12 Months Ended
	Jul. 26, 2018	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Line Items]
Income (loss) before income taxes			$ 2,375	$ 1,736	$ (603)
Income tax expense (benefit)			$ 176	$ (483)	$ (851)
Effective income tax rate reconciliation, percent			7.40%	(27.80%)	141.10%
Provision of income tax benefit				$ 734
Additional income tax benefit			$ 3
Tax benefit on liquidation of former investment		$ 45
Income tax holiday expected to expire, year			2026
Foreign income taxes decreases due to impact of tax holiday			$ 21	$ 23	$ 24
Benefit of tax holiday on net income per share (diluted)			$ 0.06	$ 0.07	$ 0.07
Increase (decrease) in valuation allowance			$ 5	$ 13
Tax loss carryforwards		795	795
Tax credit carryforwards		571	571
Net income tax payable (receivable) excluding liability for unrecognized tax benefits		154	154	(59)
Deferred tax liability recognized in undistributed earnings of foreign subsidiaries		96	96	109
Total unrecognized tax benefits, if recognized, would impact the effective tax rate		138	138
Underpayment of tax benefits relates to interest and penalties			3	6	$ 2
Liability for related interest and penalties		14	14	17	$ 12
United States [Member]
Income Tax Disclosure [Line Items]
Tax loss carryforwards		$ 228	$ 228
United States [Member] | Earliest Tax Year [Member]
Income Tax Disclosure [Line Items]
Tax years remain subject to examination			2005
United States [Member] | Latest Tax Year [Member]
Income Tax Disclosure [Line Items]
Tax years remain subject to examination			2017
Netherlands [Member] | Earliest Tax Year [Member]
Income Tax Disclosure [Line Items]
Tax years remain subject to examination			2015
Netherlands [Member] | Latest Tax Year [Member]
Income Tax Disclosure [Line Items]
Tax years remain subject to examination			2017
Germany [Member] | Earliest Tax Year [Member]
Income Tax Disclosure [Line Items]
Tax years remain subject to examination			2004
Germany [Member] | Latest Tax Year [Member]
Income Tax Disclosure [Line Items]
Tax years remain subject to examination			2017
China [Member] | Earliest Tax Year [Member]
Income Tax Disclosure [Line Items]
Tax years remain subject to examination			2008
China [Member] | Latest Tax Year [Member]
Income Tax Disclosure [Line Items]
Tax years remain subject to examination			2017
Taiwan [Member] | Earliest Tax Year [Member]
Income Tax Disclosure [Line Items]
Tax years remain subject to examination			2013
Taiwan [Member] | Latest Tax Year [Member]
Income Tax Disclosure [Line Items]
Tax years remain subject to examination			2017
THAILAND | Earliest Tax Year [Member]
Income Tax Disclosure [Line Items]
Tax years remain subject to examination			2013
THAILAND | Latest Tax Year [Member]
Income Tax Disclosure [Line Items]
Tax years remain subject to examination			2017
Malaysia [Member] | Earliest Tax Year [Member]
Income Tax Disclosure [Line Items]
Tax years remain subject to examination			2011
Malaysia [Member] | Latest Tax Year [Member]
Income Tax Disclosure [Line Items]
Tax years remain subject to examination			2017
INDIA | Earliest Tax Year [Member]
Income Tax Disclosure [Line Items]
Tax years remain subject to examination			2004
INDIA | Latest Tax Year [Member]
Income Tax Disclosure [Line Items]
Tax years remain subject to examination			2017
Dutch Tax Authorities [Member]
Income Tax Disclosure [Line Items]
Additional income tax benefit of recognized			$ 67
SP [Member] | Dutch Tax Authorities [Member]
Income Tax Disclosure [Line Items]
Gain (loss) on sale of business				$ 1,597
Qualcomm [Member]
Income Tax Disclosure [Line Items]
Break-up fee received	$ 2,000
Qualcomm [Member] | Dutch Tax Authorities [Member]
Income Tax Disclosure [Line Items]
Break-up fee received			$ 2,000